PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property and equipment	¥ 163,468		¥ 172,147
Accumulated depreciation and amortization	(79,147)		(61,771)
Impairment loss for technology of discontinued online lending information services	(20,925)
Property, equipment, net	63,396		110,376		$ 9,716
Depreciation expense	14,500	$ 2,222	28,071	¥ 16,123
Office building
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property and equipment	19,470		19,470
Computer and electronic equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property and equipment	57,856		62,748
Furniture and office equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property and equipment	10,065		14,039
Leasehold improvements
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property and equipment	30,069		33,050
Software
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property and equipment	¥ 46,008		¥ 42,840